UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6081

        Nuveen California Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:          11/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen California Municipal Market Opportunity Fund, Inc. (NCO) November 30, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 2.1% (1.3% of Total Investments)
$480	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$462,298
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	2,172,380
	Series 2003A-1, 6.250%, 6/01/33

	Education and Civic Organizations - 7.5% (5.1% of Total Investments)
1,000	California Infrastructure Economic Development Bond Bank, Revenue Bonds, Scripps Research	7/15 at 100.00	Aa3	1,037,360
	Institute, Series 2005A, 5.000%, 7/01/24
1,530	University of California, Certificates of Participation, San Diego and Sacramento Campus Projects,	1/10 at 101.00	Aa2	1,601,711
	Series 2002A, 5.250%, 1/01/20
6,580	University of California, Revenue Bonds, Multiple Purpose Projects, Series 2000K, 5.000%, 9/01/13	9/08 at 101.00	AA	6,914,922

	Healthcare - 9.0% (6.1% of Total Investments)
485	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	490,034
	Series 2005, 5.000%, 11/15/34
3,200	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance LLC,	8/11 at 102.00	A+	3,343,072
	Series 2001A, 5.550%, 8/01/31
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health
	System, Series 2005A:
190	5.250%, 7/01/24	7/15 at 100.00	BBB+	195,837
400	5.250%, 7/01/35	7/15 at 100.00	BBB+	406,032
1,000	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health System,	No Opt. Call	AAA	1,059,340
	Series 1998A, 5.000%, 8/01/22 - AMBAC Insured
5,930	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community	2/06 at 100.00	Baa2	5,929,585
	Hospitals of Central California, Series 1993, 5.000%, 2/01/23

	Housing/Multifamily - 1.3% (0.9% of Total Investments)
1,550	San Bernardino County Housing Authority, California, Multifamily Housing Revenue Refunding Bonds,	No Opt. Call	BBB+	1,614,155
	Equity Residential Properties/Redlands Lawn and Tennis Apartments, Series 1999A, 5.200%, 6/15/29
	(Mandatory put 6/15/09)

	Tax Obligation/General - 25.0% (17.0% of Total Investments)
4,125	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AAA	1,588,785
	2004A, 0.000%, 8/01/25 - FSA Insured
	California, General Obligation Bonds, Series 2003:
1,000	5.250%, 11/01/19 - RAAI Insured	11/13 at 100.00	AA	1,075,100
1,400	5.250%, 2/01/20	8/13 at 100.00	A	1,491,196
1,000	5.250%, 2/01/22 - CIFG Insured	8/13 at 100.00	AAA	1,061,110
	California, General Obligation Bonds, Series 2004:
3,000	5.000%, 2/01/23	2/14 at 100.00	A	3,114,930
2,500	5.125%, 4/01/23	4/14 at 100.00	A	2,626,075
2,100	5.250%, 4/01/34	4/14 at 100.00	A	2,191,287
860	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds,	8/15 at 100.00	AAA	900,575
	Series 2005A, 5.000%, 6/01/26 - FSA Insured
4,100	Monrovia Unified School District, Los Angeles County, California, General Obligation Bonds, Series	No Opt. Call	AAA	1,409,416
	2001B, 0.000%, 8/01/27 - FGIC Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2002,	8/12 at 100.00	AAA	2,680,600
	5.250%, 8/01/21 - FGIC Insured
	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2005:
280	5.000%, 8/01/25 - MBIA Insured	8/15 at 100.00	AAA	292,538
295	5.000%, 8/01/26 - MBIA Insured	8/15 at 100.00	AAA	307,974
1,000	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding Bonds,	8/11 at 103.00	AAA	1,152,930
	Series 1997A, 6.150%, 8/01/15 - MBIA Insured
2,620	Rancho Santiago Community College District, Orange County, California, General Obligation Bonds,	9/15 at 100.00	AAA	2,733,891
	Series 2005B, 5.000%, 9/01/27 - FSA Insured
25	Riverside Community College District, California, General Obligation Bonds, Series 2004A, 5.250%,	8/14 at 100.00	AAA	26,880
	8/01/24 - MBIA Insured
5,000	San Diego Unified School District, California, General Obligation Bonds, Election of 1998, Series	7/10 at 100.00	AAA	5,320,650
	2000B, 5.125%, 7/01/21 - MBIA Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation
	Bonds, Series 2005A:
220	5.000%, 9/01/25 - MBIA Insured	9/15 at 100.00	AAA	230,628
320	5.000%, 9/01/27 - MBIA Insured	9/15 at 100.00	AAA	334,426
4,970	San Rafael City High School District, Marin County, California, General Obligation Bonds, Series	No Opt. Call	AAA	1,724,093
	2004B, 0.000%, 8/01/27 - FGIC Insured
4,175	Southwestern Community College District, San Diego County, California, General Obligation Bonds,	No Opt. Call	AAA	1,608,043
	Series 2004, 0.000%, 8/01/25 - FGIC Insured

	Tax Obligation/Limited - 32.9% (22.4% of Total Investments)
2,700	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA-	2,905,659
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga	6/14 at 100.00	A-	2,158,340
	State Hospital, Series 2004A, 5.500%, 6/01/19
195	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%,	9/15 at 100.00	AAA	205,370
	9/01/20 - XLCA Insured
1,065	Los Angeles County Public Works Financing Authority, California, Revenue Bonds, Regional Park and	10/07 at 101.00	AA	1,105,491
	Open Space District, Series 1997A, 5.000%, 10/01/19
	Modesto Schools Infrastructure Financing Agency, Stanislaus County, California, Special Tax Revenue
	Bonds, Series 2004:
1,375	5.250%, 9/01/25 - AMBAC Insured	9/14 at 100.00	AAA	1,462,643
1,500	5.250%, 9/01/26 - AMBAC Insured	9/14 at 100.00	AAA	1,590,015
2,000	Monterey County, California, Certificates of Participation, Master Plan Financing, Series 2001,	8/11 at 100.00	Aaa	2,066,100
	5.000%, 8/01/21 - MBIA Insured
1,000	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	9/06 at 102.00	N/R	1,029,770
	Project, Series 1997, 6.375%, 9/01/17
10,900	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Refunding	No Opt. Call	AAA	14,714,673
	Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 - MBIA Insured
225	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A,	9/15 at 100.00	AAA	229,070
	5.000%, 9/01/35 - XLCA Insured
470	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects,	10/15 at 100.00	AAA	479,301
	Series 2005A, 5.000%, 10/01/35 - XLCA Insured
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	2,819,600
	5.400%, 11/01/20 - AMBAC Insured
2,255	San Bernardino County, California, Certificates of Participation, Medical Center Financing Project,	2/06 at 102.00	AAA	2,303,866
	Series 1995, 5.500%, 8/01/22 - MBIA Insured
1,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center Project,	9/11 at 100.00	AAA	1,258,728
	Series 2001F, 5.000%, 9/01/20 - MBIA Insured
7,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	10/09 at 101.00	AAA	7,582,330
	Project, Series 1999, 5.750%, 10/01/32 - AMBAC Insured

	Transportation - 26.1% (17.8% of Total Investments)
4,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/14 at 101.00	BBB-	3,397,400
	Series 1999, 0.000%, 1/15/29
8,500	Long Beach, California, Harbor Revenue Bonds, Series 2000A, 5.750%, 5/15/14 (Alternative Minimum	5/10 at 101.00	AA-	9,208,815
	Tax)
5,250	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 (Alternative Minimum	5/10 at 100.00	AAA	5,580,383
	Tax) - FGIC Insured
5,000	Sacramento County, California, Airport System Revenue Bonds, Series 1996A, 5.900%, 7/01/24	7/06 at 102.00	AAA	5,166,100
	(Alternative Minimum Tax) - MBIA Insured
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,
	Second Series 2000, Issue 25:
2,515	5.500%, 5/01/24 (Alternative Minimum Tax) - FSA Insured	5/10 at 101.00	AAA	2,645,151
3,100	5.750%, 5/01/30 (Alternative Minimum Tax) - FSA Insured	5/10 at 101.00	AAA	3,320,906
2,465	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San	1/08 at 102.00	AAA	2,624,116
	Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.125%, 1/01/27 (Alternative
	Minimum Tax) - FSA Insured
1,250	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/10 at 101.00	AAA	1,307,162
	Second Series 2000, Issue 26B, 5.000%, 5/01/21 - FGIC Insured

	U.S. Guaranteed*** - 20.2% (13.8% of Total Investments)
3,625	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/10 at 100.00	Baa3***	3,761,554
	County Tobacco Funding Corporation, Series 2002B, 5.125%, 6/01/20 (Pre-refunded to 6/01/10)
400	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3***	444,044
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded to 12/01/09)
4,950	California, Various Purpose General Obligation Bonds, Series 2000, 5.750%, 3/01/27 (Pre-refunded	3/10 at 101.00	AAA	5,461,582
	to 3/01/10) - MBIA Insured
3,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	A2***	3,265,560
	5/01/18 (Pre-refunded to 5/01/12)
5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D, 5.375%,	7/10 at 100.00	AAA	5,430,300
	7/01/25 (Pre-refunded to 7/01/10) - FGIC Insured
4,000	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	AAA	5,237,200
	Series 1990B, 7.500%, 8/01/23
1,975	Riverside Community College District, California, General Obligation Bonds, Series 2004A, 5.250%,	8/14 at 100.00	AAA	2,189,663
	8/01/24 (Pre-refunded to 8/01/14) - MBIA Insured

	Utilities - 4.6% (3.1% of Total Investments)
1,500	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California	9/09 at 101.00	AAA	1,594,935
	Edison Company, Series 1999A, 5.450%, 9/01/29 - MBIA Insured
3,155	California Statewide Community Development Authority, Certificates of Participation Refunding, Rio	12/05 at 101.50	N/R	3,203,429
	Bravo Fresno Project, Series 1999A, 6.300%, 12/01/18
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2,	7/13 at 100.00	AAA	527,865
	5.000%, 7/01/21 - MBIA Insured
455	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	470,857
	9/01/31 - XLCA Insured

	Water and Sewer - 18.3% (12.5% of Total Investments)
3,330	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AA	3,646,450
	Series 2001W, 5.500%, 12/01/15
1,390	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	6/15 at 100.00	AAA	1,470,245
	Series 2005AD, 5.000%, 12/01/22 - FSA Insured
1,030	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	1,166,145
	Series 2002X, 5.500%, 12/01/17 - FGIC Insured
4,000	Los Angeles, California, Wastewater System Revenue Bonds, Series 1993D, 4.700%, 11/01/19 - FGIC	5/06 at 100.00	AAA	4,001,320
	Insured
2,000	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	AAA	2,154,840
	Refunding Bonds, Series 2003A, 5.250%, 10/01/20 - MBIA Insured
10,000	Santa Maria, California, Subordinate Water and Wastewater Revenue Certificates of Participation,	8/12 at 101.00	AAA	10,896,000
	Series 1997A, 5.550%, 8/01/27 - AMBAC Insured (a)

$184,610	Total Long-Term Investments (cost $172,838,684) - 147.0%			187,180,831

	Other Assets Less Liabilities - 6.4%			8,135,071

	Preferred Shares, at Liquidation Value - (53.4)%			(68,000,000)

	Net Assets Applicable to Common Shares - 100%			$127,315,902

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(a)	The issuer has received a preliminary adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At November 30, 2005, the cost of investments was $172,455,389.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005, were as follows:

Gross unrealized:
Appreciation	$14,850,248
Depreciation	(124,806)

Net unrealized appreciation (depreciation) of investments	$14,725,442

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Municipal Market Opportunity Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         1/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         1/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         1/27/06

* Print the name and title of each signing officer under his or her signature.